Share capital (Share Issuances) (Narrative) (Details)					12 Months Ended
	Jun. 14, 2016 USD ($) shares yr $ / shares	Jun. 14, 2016 CAD / shares	Jun. 09, 2016 USD ($) shares yr $ / shares	Jun. 09, 2016 CAD / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)
Disclosure of classes of share capital [line items]
Shares and warrants issued on private placement, shares | shares	3,210,416		5,555,555
Shares and warrants issued on private placement, sales price per share | CAD / shares		CAD 3.60		CAD 3.60
Shares and warrants issued on private placement, proceeds	$ 9,000,000		$ 15,700,000
Warrants issued on private placement, exercise price per share | (per share)	$ 4.68			4.68
Warrants issued on private placement, exercise period | yr	5		5
Number of shares reserved for issuance as a percent of total common shares issued and oustanding					10.00%
Maximum term of stock options					Under the plan, the Board of Directors determines the term of a stock option to a maximum of 10 years
Weighted average fair value at grant					$ 1.58	$ 1.08
Shares outstanding, amount					$ 88,058,000	$ 87,144,000	$ 64,845,000
Restricted Share [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares					208,722	351,856
Shares outstanding, amount					$ 800,000	$ 900,000
Deferred Share Units [Member]
Disclosure of classes of share capital [line items]
Shares outstanding, share | shares					286,920	240,313
Shares outstanding, amount					$ 286,920	$ 240,313
Deferred Share Units [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units					20.00%
Deferred Share Units [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of quarterly director fee payments earned as awards of deferred share units					100.00%
Broker [Member]
Disclosure of classes of share capital [line items]
Shares and warrants issued on private placement, sales price per share | CAD / shares				CAD 4.20
Warrants issued on private placement, exercise price per share | $ / shares	$ 4.20		$ 4.68
Warrants issued on private placement, exercise period | yr	2		2
Common share purchase warrants issued on private placement | shares	224,728		388,886